FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES, Credit Risk (Details) - Credit Risk [Member] - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Maximum credit risk exposure [Abstract]
Financial assets	$ 7,310,599	$ 3,570,295
Exposure to bad debts	0	0
Impairment losses recognized on receivables	0	0
Cash and Cash Equivalents [Member]
Maximum credit risk exposure [Abstract]
Financial assets	7,238,489	3,536,318
Trade and Other Receivables [Member]
Maximum credit risk exposure [Abstract]
Financial assets	$ 72,110	$ 33,977